Summary of Significant Accounting Policies (Details Narrative) - USD ($)										3 Months Ended				7 Months Ended	12 Months Ended
	Jun. 28, 2019	Mar. 25, 2019	Sep. 27, 2018	May 01, 2018	Mar. 12, 2018	Feb. 06, 2018	Sep. 28, 2017	Sep. 13, 2017	Aug. 22, 2017	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts										$ 25,721	$ 129,365		$ 23,046	$ 129,365	$ 129,365	$ 26,046
Common stock issued for cash , shares	898,550									1,256,833			5,906,710		15,618,572	6,733,793
Payment of note payable related party		$ 500,000													$ 9,900,000	$ 960,000	$ 75,000
Shares issued for patents, amount																750,000
Patent amortization expense													$ 36,961		$ 196,877	70,999
Agreement term, description										Under the terms of the Exclusive License Agreement, the Company is obligated to pay a royalty to the patent holder, based on a $0.01 per unit basis for each round of ammunition sold that incorporates this patented technology through October 29, 2028					Under the terms of the Exclusive License Agreement, the Company is obligated to pay a royalty to the patent holder, based on a $0.01 per unit basis for each round of ammunition sold that incorporates this patented technology through October 29, 2028
Amortization of other intangible assets										$ 416,869					$ 61,803
Impairment expense
Concentration Percentage										10.00%		10.00%			10.00%
Advertising costs										$ 94,213		$ 146,615	$ 245,472		$ 554,266	$ 220,154
Common stock issued to employees for services															702,500
Option granted													3,609,822			4,542,338
Contingency
Employment agreement [Member] | Robert D. Wiley [Member]
Option granted				100,000	400,000
Options vesting in period				33,333	100,000
Vesting period				3 years	4 years
Compensation expenses				$ 250,000	$ 660,000
Employment agreement [Member] | Three Employee Agreements [Member]
Option granted			535,000											535,000
Vesting period			4 years											4 years
Each compensation value recognized on straight-line basis			$ 1,376,000											$ 1,376,000
Licensing Agreements [Member]
Amortization expense										$ 12,500		12,500	$ 12,500		$ 50,000	45,833
Licensing Agreements [Member] | Jesse James [Member]
Common stock issued for cash , shares										100,000					100,000
Additional common stock issued										75,000					75,000
Gross sale										$ 15,000,000					$ 15,000,000
Licensing Agreements [Member] | Jeff Rann [Member]
Common stock issued for cash , shares										100,000					100,000
Additional common stock issued										75,000					75,000
Gross sale										$ 15,000,000					$ 15,000,000
Patents [Member]
Payment of note payable related party										$ 2,558	$ 10,783	7,147			$ 33,920	6,000
Share price										$ 1.25	$ 1.25			$ 1.25	$ 1.25
Shares issued for patents, amount										$ 950,000					$ 950,000
Patent amortization expense										$ 21,269	$ 24,461	$ 21,269			$ 85,074	$ 25,166
Warrants [Member]
Antidilutive securities excluded from computation of earnings per share, amount										8,646,216					8,143,115
Minimum [Member]
Property and equipment useful life										5 years					5 years
Customers payment due term										30 days					30 days
Maximum [Member]
Property and equipment useful life										7 years					10 years
Federal deposit insurance corporation limit										$ 250,000	$ 250,000			$ 250,000	$ 250,000
Customers payment due term										60 days					60 days
Hallam, Inc [Member]
Ownership percentage in ATI							100.00%
Hallam, Inc [Member] | Two Shareholders [Member]
Shares issued for patents, share							600,000
Payment of note payable related party							$ 200,000
Hallam, Inc [Member] | Shareholders [Member]
Payment of note payable related party						$ 100,000		$ 100,000	$ 200,000